UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Registered Direct Offering	Exercise of Warrant	Share capital	Share capital Registered Direct Offering	Share capital Exercise of Warrant	Share premium [1]	Share premium Registered Direct Offering	[1]	Share premium Exercise of Warrant	[1]	Share-based compensation reserves [1]	Foreign currency translation reserve [1]	Retained earnings/(accumulated losses) [1]
Beginning balance at Dec. 31, 2021	$ 765,944			$ 31			$ 1,261,454					$ 19,702	$ 4,864	$ (520,107)
Statement of changes in equity [Roll Forward]
Loss for the period	(225,517)													(225,517)
Other comprehensive loss:
Exchange differences on translation of foreign operations	5,330												5,330
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(220,187)												5,330	(225,517)
Exercise of share options	1,750						2,477					(727)
Reclassification of vested restricted share units	0						7,681					(7,681)
Equity-settled share-based compensation expense	15,125											15,125
Ending balance at Jun. 30, 2022	562,632			31			1,271,612					26,419	10,194	(745,624)
Beginning balance at Dec. 31, 2022	744,312			33			1,657,015					39,049	14,671	(966,456)
Statement of changes in equity [Roll Forward]
Loss for the period	(311,229)													(311,229)
Other comprehensive loss:
Exchange differences on translation of foreign operations	6,537												6,537
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(304,692)												6,537	(311,229)
Issuance of ordinary shares relating to private placement for institutional investors, net of issuance costs	234,410			1			234,409
Issuance of ordinary shares		$ 349,278	$ 352,491		$ 1	$ 1		$ 349,277		$ 352,490
Exercise of share options	8,518						13,072					(4,554)
Reclassification of vested restricted share units	0						18,606					(18,606)
Equity-settled share-based compensation expense	22,714											22,714
Ending balance at Jun. 30, 2023	$ 1,407,031			$ 36			$ 2,624,869					$ 38,603	$ 21,208	$ (1,277,685)

[1]	These reserve accounts comprise the consolidated reserves of $1,407.0 million and $562.6 million in the consolidated statements of financial position as at June 30, 2023 and, 2022, respectively